Condensed Financial Information of the Parent Company (Details) - Parent Company Statements of Cash Flows - Parent Company [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating Activities
Net income	$ 621,974	$ 638,427
Adjustments to reconcile net income to net cash used in operating activities:
Net investment gain	(956,341)	(913,385)
Changes in operating assets and liabilities:
Deferred offering cost	(130,134)	60,000
Prepaid expenses and other current assets	(130,735)
Net cash used in operating activities	(595,236)	(214,958)
Investing Activities
Loans to third parties	(2,986,321)
Repayment from third-party loans	600,000
Purchases of held-to-maturity investments	(8,000,000)
Net cash used in investing activities	(10,386,321)
Financing activities:
Proceeds from issuance of ordinary shares	15,142,902
Net cash provided by financing activities	15,142,902
Net increase (decrease) in cash	4,161,345	(214,958)
Cash at beginning of period	226,578	509,728
Cash at end of period	$ 4,387,923	$ 294,770